Investment Risks	Feb. 28, 2026
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk – The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries.

Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 20.2% of the Fund’s net assets were invested in stocks within the financials sector. The values of securities of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk – Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund’s value investment style may go out of favor with investors.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Micro Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk – Micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk – The Fund’s frequent trading strategy will result in high portfolio turnover and may be more likely to result in realized capital gains that must be distributed to shareholders as taxable income and in increased brokerage and other transaction costs.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Inflation Linked Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation-Linked Securities Risk – The value of inflation-linked securities is expected to change in response to changes in real interest rates (the market rate of interest less the anticipated rate of inflation). Real interest rates change over time as a result of many factors, such as currency exchange rates, central bank monetary policies and general economic conditions. In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index (the “CPI”)). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Collateralized Mortgage Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Mortgage Obligations Risk – Collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | T B A Dollar Roll Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

TBA/Dollar Roll Risk – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Bank Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 34.8% and 19.0% of the Fund’s net assets were invested in stocks within the technology sector and the industrials sector, respectively. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector be adversely affected by environmental damages, product liability claims and exchange rates.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value (“NAV”) and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Micro Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may impose discretionary or mandatory liquidity fees. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Investments in corporate bonds are also subject to the same risks as fixed income securities.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk – The Fund’s frequent trading strategy will result in high portfolio turnover and may be more likely to result in realized capital gains that must be distributed to shareholders as taxable income and in increased brokerage and other transaction costs.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Absolute Return Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absolute Return Strategy Risk – The Fund’s absolute return strategy may cause the Fund to underperform compared to equity or fixed income markets or other mutual funds that do not utilize an absolute return strategy. For example, in rising markets, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform or sustain losses. Periodic underperformance is to be expected and is a result of the Fund’s overall hedging techniques employed for the absolute return strategy. Additionally, there is a risk that the Adviser will be unable to construct a portfolio that limits the Fund’s exposure to market movements, and as a result, the Fund’s performance may reflect general market movements.

Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk: Small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition there can be no assurance given that any derivatives strategy will succeed and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Real Estate Securities And R E I Ts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REITs Risk: Investments in real estate securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region. Real estate values can fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, increases in interest rates, and the availability of financing. The availability of financing may be adversely impacted by, among other things, banks’ view of the adequacy of real estate collateral and defaults by borrowers or tenants. The Fund is subject to risks related to investment in real estate investment trusts or “REITs,” including fluctuations in the value of underlying properties, defaults by borrowers or tenants, lack of diversification, heavy cash flow dependency, self-liquidation, and potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. In addition, the Fund’s investment in REITs is subject to the risks associated with the direct ownership of real estate, including fluctuations in value due to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and defaults by borrowers or tenants. Treasury Regulations make available to Fund shareholders, on a pass-through basis, the same tax deduction for qualified business income based on dividends received from REITs that is available to individuals who invest directly in REITs.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Lower Rated Debt Securities Junk Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Lower-Rated Debt Securities (“Junk Bonds”) Risk: Securities rated below investment grade and comparable unrated securities are often referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends or ultimately repay principal upon maturity. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities, and the use of credit ratings to evaluate lower-rated securities can involve certain risks.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Large Capitalization Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Stocks Risk: The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund concentrates its investments in issuers of the real estate industry to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than a fund that does not concentrate its investments and invests more broadly across industries and sectors.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

●	Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk: The portfolio manager’s method of security selection may not be successful, and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Master Limited Partnerships M L Ps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Master Limited Partnerships (“MLPs”) Risk: Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Mortgage Related And Other Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility (i.e., extension risk). In addition, when interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates (i.e., prepayment risk). The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Restricted And Illiquid Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Restricted and Illiquid Securities Risk: Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Fund may not be able to sell the security at a time when the Adviser might wish to sell, which means that the Fund could lose money. In addition, the security could have the effect of decreasing the overall level of the Fund’s liquidity. Certain restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be treated as liquid even though they may be less liquid than registered securities traded on established secondary markets.

Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Institutional Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk – Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund’s value investment style may go out of favor with investors.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Sector [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 16.2%, 12.9% and 22.4% of the Fund’s net assets were invested in stocks within the financials sector, materials sector and industrials sector, respectively. The values of securities of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. Companies in the materials sector can be negatively affected by various factors, including the volatility of commodity prices, exchange rates, and/or depletion of resources. Economic factors, government regulation, and litigation including liabilities from environmental damage can also cause sector-wide harm. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector be adversely affected by environmental damages, product liability claims and exchange rates.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Institutional Shares [Member] | Westwood Quality Smidcap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares [Member] | Westwood Quality Smidcap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 23.4% and 20.6% of the Fund’s net assets were invested in stocks within the financials sector and the industrials sector, respectively. The values of securities of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk – Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund’s value investment style may go out of favor with investors.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 23.6% of the Fund’s net assets were invested in stocks within the financials sector. The values of securities of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value (“NAV”) and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Micro Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may impose discretionary or mandatory liquidity fees. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk – Warrants in which the Fund may invest are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk – The Fund’s frequent trading strategy will result in high portfolio turnover and may be more likely to result in realized capital gains that must be distributed to shareholders as taxable income. High turnover may also cause the Fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time-based on market conditions.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. All securities investing and trading activities risk the loss of capital. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk: Small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, and other similar instruments, may be more volatile than that of other instruments. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. The Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition, there can be no assurance given that any derivatives strategy will succeed, and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk: The Fund concentrates its investments in issuers of one or more industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than the Fund that does not concentrate its investments and invests more broadly across industries and sectors.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the Over-the-counter (“OTC”) market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk. The yields for certain securities (including for equity securities of MLPs and certain Midstream Energy Infrastructure Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

●	Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk: The portfolio manager’s method of security selection may not be successful, and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise, or economic conditions deteriorate.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Master Limited Partnerships M L Ps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Master Limited Partnerships (“MLPs”) Risk: Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Model And Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Fund’s ability to meet its investment objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

MLPs restructuring their debts due to a decline in oil prices and a decline in value of energy-related properties could result in the cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets it might not otherwise wish to sell in order to pay the required distributions.

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. Effective for taxable years beginning after December 31, 2017, and before January 1, 2026, the Tax Cuts and Jobs Act of 2017 generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Fund will not. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Industry Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Specific Risk: The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the Fund invests, are subject to risks specific to the industry they serve, including the following:

●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.

●	Slowdowns in new construction and acquisitions can limit growth potential.

●	A sustained reduction in demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

●	Depletion of the natural gas reserves or other commodities if not replaced could impact the ability of an Energy Infrastructure Company or MLP to make distributions.

●	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.

●	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.

●	Rising interest rates could result in a higher cost of capital and divert investors into other investment opportunities.

●	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure Company and MLP securities.

●	Global events, particularly in Russia, Ukraine, Western Europe and the Middle East that also impact and including government stability specifically, could have significant adverse effects on the U.S. economy, and financial and commodities markets.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Renewable Energy Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Renewable Energy Companies Risk: Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies are subject to specific risks, including: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain renewable energy assets. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The above factors could also impact the ability of renewable energy companies to pay dividends comparable to those paid by other Energy Infrastructure Companies. Certain valuation methods used to value renewable energy companies have not been widely used for a significant period of time and may further increase the volatility of renewable energy company share prices.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than the Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Tax Law Change Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Law Change Risk: Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than the Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

●	Political and economic developments may also adversely impact the value of foreign securities.

●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk: Small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition, there can be no assurance given that any derivatives strategy will succeed, and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Large Capitalization Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Stocks Risk: The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk: Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk: Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk: The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser (defined below).

●	Prepayment Risk: Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than net asset value (“NAV”), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk: The portfolio manager’s method of security selection may not be successful, and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Model And Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Fund’s investment advisor, Westwood Management Corp. (the “Adviser”) and/or the Sub-Adviser, as appropriate, rely heavily on quantitative models (both proprietary models developed by the Adviser and/or Sub-Adviser, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Cash And Cash Equivalents Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk: Emerging market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Exchange Traded Notes E T Ns Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Notes (“ETNs”) Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. The Fund bears its proportionate share of any fees and expenses associated with investment in such securities. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings due to limited availability of a secondary market.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Investment In Money Market Mutual Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in Money Market Mutual Funds Risk: The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose discretionary or mandatory liquidity fees upon redemption. Investments in money market funds are not insured or guaranteed by the FDIC or any other government agency.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable U.S. Securities and Exchange Commission (the “SEC”) provisions under the 1940 Act.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Sub Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sub-Adviser Risk: The Fund is subject to management risk because it relies on the Sub-Adviser’s ability to pursue the Fund’s objective. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of a Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. All securities investing and trading activities risk the loss of capital. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

●	The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

●	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

●	Political and economic developments may also adversely impact the value of foreign securities.

●	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

●	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

●	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

●	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk: As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk: Small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. A Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition, there can be no assurance given that any derivatives strategy will succeed, and the Fund may lose money as a result of its use of derivative instruments.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Large Capitalization Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Stocks Risk: The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the OTC market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Instruments Risk: Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed- income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

●	Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Exchange Traded Funds E T Fs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange-Traded Funds (“ETFs”) Risk: Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own. However, the Fund may invest in accordance with Rule 12d1-4 under the 1940 Act, which permits funds to invest in shares of ETFs beyond the limitations otherwise imposed by the 1940 Act, subject to certain conditions. To the extent the Fund relies on Rule 12d1-4 to invest in ETFs, the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act without relying on Rule 12d1-4.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk: The portfolio manager’s method of security selection may not be successful, and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser or Sub-Adviser may select investments that fail to perform as anticipated.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Model And Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser and/or the Sub-Adviser, as appropriate, rely heavily on quantitative models (both proprietary models developed by the Adviser and/or Sub-Adviser, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Emerging Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Market Risk: Emerging market securities present greater investment risks than investing in the securities of companies in developed markets. These risks include a greater likelihood of economic, political or social instability, less liquid and more volatile stock markets, foreign exchange controls, a lack of government regulation and different legal systems, and immature economic structures.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Investment In Money Market Mutual Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment in Money Market Mutual Funds Risk: The Fund invests in money market mutual funds. While government money market funds seek to transact at a $1.00 per share stable net asset value, certain other money market funds transact at a fluctuating net asset value, and it is possible to lose money by investing in money market funds. Further, money market funds may impose discretionary or mandatory liquidity fees upon redemption. Investments in money market funds are not insured or guaranteed by the FDIC or any other government agency.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk: The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent a Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by a Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable U.S. Securities and Exchange Commission (the “SEC”) provisions under the 1940 Act.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the tax characterization of the Fund’s investments, or the tax treatment of income from such investments, were successfully challenged by the IRS, the Fund may have to alter its investment strategy to remain compliant with the rules applicable to regulated investment companies. If the Fund were to fail to comply with such rules, the Fund’s taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk: It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk: The Fund’s hedging activities, although designed to help offset negative movements in the markets for the Fund’s investments, will not always be successful. Moreover, hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Overseas Exchanges Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Overseas Exchanges Risk: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Sub Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sub-Adviser Risk: A Fund is subject to management risk because it relies on the Sub-Adviser’s ability to pursue the fund’s objective. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Swap Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements Risk: Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Ultra Shares [Member] | Westwood Quality Value Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Ultra Shares [Member] | Westwood Quality Value Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Ultra Shares [Member] | Westwood Quality Value Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Capitalization Company Risk – The large capitalization companies in which the Fund invests may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Ultra Shares [Member] | Westwood Quality Value Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Ultra Shares [Member] | Westwood Quality Value Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Ultra Shares [Member] | Westwood Quality Value Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Ultra Shares [Member] | Westwood Quality Value Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 20.2% of the Fund’s net assets were invested in stocks within the financials sector. The values of securities of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.

Ultra Shares [Member] | Westwood Quality Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk – Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund’s value investment style may go out of favor with investors.

Ultra Shares [Member] | Westwood Quality Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Ultra Shares [Member] | Westwood Quality Value Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Ultra Shares [Member] | Westwood Quality Value Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Ultra Shares [Member] | Westwood Quality Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Ultra Shares [Member] | Westwood Quality Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Ultra Shares [Member] | Westwood Quality Smidcap Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 16.2%, 12.9% and 22.4% of the Fund’s net assets were invested in stocks within the financials sector, materials sector and industrials sector, respectively. The values of securities of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. Companies in the materials sector can be negatively affected by various factors, including the volatility of commodity prices, exchange rates, and/or depletion of resources. Economic factors, government regulation, and litigation including liabilities from environmental damage can also cause sector-wide harm. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector be adversely affected by environmental damages, product liability claims and exchange rates.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk – Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund’s value investment style may go out of favor with investors.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Values Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk – Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund’s value investment style may go out of favor with investors.

Ultra Shares [Member] | Westwood Quality Smidcap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Ultra Shares [Member] | Westwood Quality Smidcap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Ultra Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 23.6% of the Fund’s net assets were invested in stocks within the financials sector. The values of securities of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk – Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value. In addition, the Fund’s value investment style may go out of favor with investors.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Small Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Company Risk – The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Ultra Shares [Member] | Westwood Quality SmallCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Ultra Shares [Member] | Westwood Quality SmallCap Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency
Ultra Shares [Member] | Westwood Income Opportunity Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Real Estate Securities And R E I T Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real Estate Securities and REIT Risk – A Fund that focuses its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities has certain risks associated with investments in entities focused on real estate activities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this Prospectus.

Ultra Shares [Member] | Westwood Income Opportunity Fund | M L P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Risk – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry or industries, such as the energy industries, the MLP will be negatively impacted by economic events adversely impacting that industry or industries. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 23.6% of the Fund’s net assets were invested in stocks within the financials sector. The values of securities of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities, including direct investments and through ADRs, which are traded on exchanges and represent an ownership interest in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Ultra Shares [Member] | Westwood Income Opportunity Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value (“NAV”) and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Micro Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small- capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small- capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Ultra Shares [Member] | Westwood Income Opportunity Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may impose discretionary or mandatory liquidity fees. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Ultra Shares [Member] | Westwood Income Opportunity Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk – Warrants in which the Fund may invest are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk – The Fund’s frequent trading strategy will result in high portfolio turnover and may be more likely to result in realized capital gains that must be distributed to shareholders as taxable income and in increased brokerage and other transaction costs.

Ultra Shares [Member] | Westwood Income Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Ultra Shares [Member] | Westwood Income Opportunity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency
Ultra Shares [Member] | Westwood Alternative Income Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Ultra Shares [Member] | Westwood Alternative Income Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Ultra Shares [Member] | Westwood Alternative Income Fund | Large Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Ultra Shares [Member] | Westwood Alternative Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Ultra Shares [Member] | Westwood Alternative Income Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk – The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of October 31, 2025, 34.8% and 19.0% of the Fund’s net assets were invested in stocks within the technology sector and the industrials sector, respectively. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector be adversely affected by environmental damages, product liability claims and exchange rates.

Ultra Shares [Member] | Westwood Alternative Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk – Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Ultra Shares [Member] | Westwood Alternative Income Fund | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Ultra Shares [Member] | Westwood Alternative Income Fund | Geographic Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Ultra Shares [Member] | Westwood Alternative Income Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Ultra Shares [Member] | Westwood Alternative Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Ultra Shares [Member] | Westwood Alternative Income Fund | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their net asset value (“NAV”) and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Ultra Shares [Member] | Westwood Alternative Income Fund | Micro Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Company Risk – Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid- and small- capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large-, mid- and small- capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Ultra Shares [Member] | Westwood Alternative Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

Ultra Shares [Member] | Westwood Alternative Income Fund | High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Bond Risk – High yield bonds (often called “junk bonds”) are debt securities rated below investment grade. Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Ultra Shares [Member] | Westwood Alternative Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk – Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The Fund is subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Ultra Shares [Member] | Westwood Alternative Income Fund | Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may impose discretionary or mandatory liquidity fees. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Ultra Shares [Member] | Westwood Alternative Income Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Bond Risk – Corporate bonds respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Investments in corporate bonds are also subject to the same risks as fixed income securities.

Ultra Shares [Member] | Westwood Alternative Income Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Ultra Shares [Member] | Westwood Alternative Income Fund | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Ultra Shares [Member] | Westwood Alternative Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Ultra Shares [Member] | Westwood Alternative Income Fund | Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants Risk – Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

Ultra Shares [Member] | Westwood Alternative Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, hedging risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Liquidity risk is described elsewhere in this section. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Ultra Shares [Member] | Westwood Alternative Income Fund | Frequent Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Frequent Trading Risk – The Fund’s frequent trading strategy will result in high portfolio turnover and may be more likely to result in realized capital gains that must be distributed to shareholders as taxable income. High turnover may also cause the Fund to pay more brokerage commissions and other transaction costs, which may detract from performance. The Fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time-based on market conditions.

Ultra Shares [Member] | Westwood Alternative Income Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Ultra Shares [Member] | Westwood Alternative Income Fund | Absolute Return Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absolute Return Strategy Risk – The Fund’s absolute return strategy may cause the Fund to underperform compared to equity or fixed income markets or other mutual funds that do not utilize an absolute return strategy. For example, in rising markets, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform or sustain losses. Periodic underperformance is to be expected and is a result of the Fund’s overall hedging techniques employed for the absolute return strategy. Additionally, there is a risk that the Adviser will be unable to construct a portfolio that limits the Fund’s exposure to market movements, and as a result, the Fund’s performance may reflect general market movements.

Ultra Shares [Member] | Westwood Alternative Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Ultra Shares [Member] | Westwood Alternative Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. All securities investing and trading activities risk the loss of capital. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any military action, epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Small And Mid Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk – Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk – The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, and other similar instruments, may be more volatile than that of other instruments. The use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested. There can be no assurance given that each derivative position will perform as expected, or that a particular derivative position will be available when sought by the portfolio manager. The Fund’s use of derivative instruments to obtain short exposures may result in greater volatility because losses are potentially unlimited. In addition, there can be no assurance given that any derivatives strategy will succeed, and the Fund may lose money as a result of its use of derivative instruments. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the value or performance of derivatives and the Fund.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Borrowing Risk – Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the market price of securities in the Fund’s portfolio on the Fund’s net asset value and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees and/or the cost of maintaining minimum average balances). These costs may exceed the gain on securities purchased with borrowed funds. Increased operating costs, including the financing cost associated with any leverage, may reduce the Fund’s total return. Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk – The Fund focuses its investments in issuers of one or more industries to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to market, economic, political, regulatory, and other conditions and risks associated with that industry than the Fund that does not concentrate its investments and invests more broadly across industries and sectors.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk – In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the Over-the-counter (“OTC”) market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Debt Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Instruments Risk – Debt instruments are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. Derivatives related to debt instruments may be exposed to similar risks for individual securities, groups of securities or indices tracking multiple securities or markets. Both debt securities and debt-related derivative instruments may be exposed to one or more of the following risks:

●	Credit Risk – Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Fitch, Inc. (“Fitch”) (AAA, AA, A, and BBB), Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A, and Baa) or S&P® Global Ratings (“S&P”) (AAA, AA, A, and BBB)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

●	Extension Risk – Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●	Interest Rate Risk – The yields for certain securities (including for equity securities of MLPs and certain Midstream Energy Infrastructure Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

●	Prepayment Risk – Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Management Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Style Risk – The portfolio manager’s method of security selection may not be successful, and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Events Risk – Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise, or economic conditions deteriorate.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Master Limited Partnerships M L Ps Risk [Member]
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Master Limited Partnerships (“MLPs”) Risk – Investments in the debt and equity securities of MLPs involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price. The Fund and its shareholders are not eligible for a tax deduction based on income received from MLPs that is available to individuals who invest directly in MLPs.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Model And Data Risk [Member]
Prospectus [Line Items]
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Model and Data Risk – Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third-party vendors) and information and data supplied by third-party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Leverage Risk [Member]
Prospectus [Line Items]
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Leverage Risk – If the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
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Portfolio Turnover Risk – The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Tax Risk [Member]
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Tax Risk – The Fund’s ability to meet its investment objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

MLPs restructuring their debts due to a decline in oil prices and a decline in value of energy-related properties could result in the cancellation of debt income by MLP partners, including the Fund. The receipt of this taxable income by the Fund will result in increased investment company taxable income required to be distributed by the Fund, without corresponding cash distributions from the MLPs. The Fund might need to sell assets it might not otherwise wish to sell in order to pay the required distributions.

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. Effective for taxable years beginning after December 31, 2017, and before January 1, 2026, the Tax Cuts and Jobs Act of 2017 generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the law does not include any provision for a RIC to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Fund will not. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Volatility Risk [Member]
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Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Industry Specific Risk [Member]
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Industry Specific Risk – The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the Fund invests, are subject to risks specific to the industry they serve, including the following:

●	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

●	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.

●	Slowdowns in new construction and acquisitions can limit growth potential.

●	A sustained reduction in demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

●	Depletion of the natural gas reserves or other commodities if not replaced could impact the ability of an Energy Infrastructure Company or MLP to make distributions.

●	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.

●	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.

●	Rising interest rates could result in a higher cost of capital and divert investors into other investment opportunities.

●	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure Company and MLP securities.

●	Global events, particularly in Russia, Ukraine, Western Europe and the Middle East that also impact and including government stability specifically, could have significant adverse effects on the U.S. economy, and financial and commodities markets.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Renewable Energy Companies Risk [Member]
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Renewable Energy Companies Risk – Renewable energy companies may be more volatile than companies operating in more established industries. Renewable energy companies are subject to specific risks, including: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of renewable energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain renewable energy assets. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The above factors could also impact the ability of renewable energy companies to pay dividends comparable to those paid by other Energy Infrastructure Companies. Certain valuation methods used to value renewable energy companies have not been widely used for a significant period of time and may further increase the volatility of renewable energy company share prices.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Non Diversification Risk [Member]
Prospectus [Line Items]
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Non-Diversification Risk – The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than the Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Tax Law Change Risk [Member]
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Tax Law Change Risk – Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Equity Securities Risk [Member]
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Equity Securities Risk – The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than the Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.